Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired (Details) $ in Thousands, € in Millions, £ in Millions						6 Months Ended
	Jun. 10, 2024 USD ($)	Jun. 10, 2024 GBP (£)	Apr. 19, 2024 USD ($)	Apr. 19, 2024 EUR (€)	Mar. 28, 2024 USD ($)	Jul. 31, 2024 USD ($)
Acquisition
Cash, net of cash acquired related to acquisition						$ 153,715
Consideration payable						3,767
Net working capital adjustments (receivable) / payable						417
Purchase price consideration						157,899
Allocated to:
Current assets, excluding cash acquired						8,893
Deferred income tax asset						77
Right-of-use assets						245
Other long-term assets						20
Current liabilities						(2,105)
Deferred revenue						(10,576)
Lease obligations						(245)
Deferred income tax liability						(18,169)
Net tangible assets (liabilities) assumed						(21,860)
Goodwill						94,140
Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired						39,373
Existing technologies
Allocated to:
Finite-lived intangible assets acquired						43,321
Trade names
Allocated to:
Finite-lived intangible assets acquired						1,823
Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired						1,102
OCR
Acquisition
Cash, net of cash acquired related to acquisition					$ 82,800	82,659
Consideration payable						190
Net working capital adjustments (receivable) / payable						(340)
Purchase price consideration						82,509
Allocated to:
Current assets, excluding cash acquired						4,265
Deferred income tax asset						77
Right-of-use assets						59
Other long-term assets						13
Current liabilities						(1,073)
Deferred revenue						(9,755)
Lease obligations						(59)
Deferred income tax liability						(13,107)
Net tangible assets (liabilities) assumed						(19,580)
Goodwill						50,789
OCR | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired						24,200
OCR | Existing technologies
Allocated to:
Finite-lived intangible assets acquired						25,000
OCR | Trade names
Allocated to:
Finite-lived intangible assets acquired						1,500
OCR | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired						600
ASD
Acquisition
Cash, net of cash acquired related to acquisition			$ 62,500	€ 58.7		58,945
Consideration payable			$ 3,600			3,577
Net working capital adjustments (receivable) / payable						695
Purchase price consideration						63,217
Allocated to:
Current assets, excluding cash acquired						4,572
Other long-term assets						6
Current liabilities						(627)
Deferred revenue						(367)
Deferred income tax liability						(3,319)
Net tangible assets (liabilities) assumed						265
Goodwill						35,604
ASD | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired						12,247
ASD | Existing technologies
Allocated to:
Finite-lived intangible assets acquired						14,377
ASD | Trade names
Allocated to:
Finite-lived intangible assets acquired						298
ASD | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired						426
BoxTop
Acquisition
Cash, net of cash acquired related to acquisition	$ 12,100	£ 9.5				12,111
Net working capital adjustments (receivable) / payable						62
Purchase price consideration						12,173
Allocated to:
Current assets, excluding cash acquired						56
Right-of-use assets						186
Other long-term assets						1
Current liabilities						(405)
Deferred revenue						(454)
Lease obligations						(186)
Deferred income tax liability						(1,743)
Net tangible assets (liabilities) assumed						(2,545)
Goodwill						7,747
BoxTop | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired						2,926
BoxTop | Existing technologies
Allocated to:
Finite-lived intangible assets acquired						3,944
BoxTop | Trade names
Allocated to:
Finite-lived intangible assets acquired						25
BoxTop | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired						$ 76